Capital Disclosures (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Disclosures [Abstract]
Shareholders' equity (excluding reserves)	$ 1,185,950	$ 997,307
Debt financing (excluding deferred financing costs and prepayment options (December 31, 2018 - deferred financing costs, prepayment option, interest rate floor and net gain on repricing/repayment))	$ 3,713,192	$ 3,853,883